Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net loss	$ (1,804)	$ 99	$ (74)	$ (3,739)	$ (514)	$ (428)	$ (1,779)	$ (4,682)	$ (6,351)	$ (3,766)
Dividends	(8)			(406)			(574)	(1,679)	(2,054)	(1,540)
Net Loss allocable to common stockholders	$ (1,812)			$ (4,145)			$ (2,353)	$ (6,361)	$ (8,405)	$ (5,306)
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	3,160,877			649,321			2,019,953	587,117	654,700	548,514
Net loss per share	$ (0.57)			$ (6.38)			$ (1.16)	$ (10.83)	$ (12.84)	$ (9.67)